Capital Stock, Treasury Stock and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2019
Federal Home Loan Banks [Abstract]
Capital Stock, Treasury Stock and Additional Paid-in Capital
13.
Capital Stock, Treasury Stock and Additional
Paid-in
Capital
The amounts shown in the accompanying consolidated balance sheets as additional paid-in
capital, represent payments made by the stockholders for the acquisitions of the Company’s vessels, or investments in the Company’s common stock.
On
May

23
, 201
9
, the Company’s Board of Directors approved the extension of the existing stock repurchase plan for an additional amount of $10,000,000 to be used for repurchasing the Company’s common shares.
For the year ended December 31, 2019, the Company completed the repurchase of 540,910 shares paying an average price per share of $3.40. These shares are held as treasury stock by the

Company. For the years ended December 31, 2017 and 2018, the Company did not make any repurchase of its common shares.